Consolidated Statements of Cash Flows 12 Months Ended (Unaudited) - USD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$ (8,069,756)	$ 1,187,176
Adjustments to reconcile net income (loss) to cash used by operating activities:
Depreciation	48,931	25,196
Reduction of Right of Use Asset	95,784	87,702
Accretion of Lease Liability	26,133	34,215
Loss (Gain ) in Fair Value on Derivative Liabilities	(235,703)	828,614
Amortization of Debt Discount	918,463	335,004
Interest Expense Related to Excess of Deferred offering Cost Over Share Proceeds	69,630
Loan Penalties Capitalized to Loan	28,000	3,394
Original Issue Discount on Short-Term Convertible Notes Expensed to Interest	20,000	55,000
Stock Based Compensation	1,401,055	13,470
Interest expense related to warrants issued for debt extension	276,000
Gain on Settlement of Debt	(1,410,113)	(5,060,704)
PPP Loan Forgiveness	(209,447)
Gain on sale of Property	(20,345)	(464)
Change in Operating Assets and Liabilities:
Decrease (Increase) in Inventory	(109,173)	48,484
Decrease in Prepaid Rent and Expenses	1,841	2,743
(Increase) in Other Current Assets	(13,320)	(1,091)
Increase in Bank Overdraft	11,055
Increase in Accounts Payable	365,649	344,175
Increase in Accrued Expenses	266,873	483,031
Operating Lease Liability Payments	(121,917)	(121,917)
Increase (Decrease) in Customer Deposits	342,515	188,385
Increase (Decrease) in Deferred Revenue	(22,623)	687,766
CASH FLOWS (USED IN) OPERATING ACTIVITIES	(6,340,468)	(859,821)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Property and Equipment	(43,628)
Disposal of Property and Equipment	25,060	9,750
CASH FLOWS (USED IN) INVESTING ACTIVITIES	(18,568)	9,750
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Issuances of Common Shares, net of Issuance Costs	3,039,925	250,000
Proceeds from Short Term Debt	1,968,472	635,000
Payments on Short Term Debt	(547,821)	(471,920)
Proceeds on PPP Loan		209,447
Payments on Long Term Debt	(21,582)	(3,837)
Proceeds on Shareholder Loans Payable	119,476
Payments on Accrued Expenses -Related Party	(60,000)	(19,500)
Legal Costs of Reg A Subscription		(32,000)
Proceeds from Convertible Notes Payable	2,865,525	432,750
Payments on Convertible Notes Payable	(1,205,125)	(34,329)
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES	6,158,870	965,611
NET INCREASE IN CASH	(200,166)	115,540
CASH AT BEGINNING OF PERIOD	277,664	162,124
CASH AT END OF PERIOD	77,498	277,664
Supplemental Disclosure of Cash Flows Information:
Cash Paid for Interest	649,234	74,244
Derivative Debt Discount	1,933,343	264,487
Convertible Notes Interest and Derivatives Converted to Common Stock	237,085	64,921
Issuance of Warrants to Deferred Offering Costs	600,000
Deferred Offering Costs Against Share Proceeds	530,370
Fixed Assets financed through vehicle loans	152,950
Stock Issued to Related Party in Payment of Accrued Expenses		30,077
Issuance of Common Shares for Subscription Receivable		100,000
Original Issue Discount	20,000	52,000
Allocated Value of Common Shares Issued As Fees for Loans		35,060
Operating Lease Asset to Operating Lease Liability		$ 39,494